Employee Benefits - Expected Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	$ 201
2019	215
2020	232
2021	250
2022	260
2023 - 2027	1,564
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	10
2019	9
2020	9
2021	8
2022	8
2023 - 2027	29
Medicare Part D Subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
2018	2
2019	1
2020	1
2021	1
2022	1
2023 - 2027	$ 4